Derivative Financial Instruments - Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 11,496,330	$ 22,382,277
Net total	(5,153,841)	6,487,032
Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0	5,690,212
Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	559,751	2,931,025
Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0	4
Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	10,936,579	13,111,838
Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0	260
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0	648,938
Others [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		0
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(16,650,171)	(15,895,245)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(1,372,577)	0
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(75,776)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	0	(4)
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(15,102,586)	(15,890,830)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	0	(218)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	$ (99,232)	(4,193)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		0
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		$ 0